Stock-Based Compensation	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
On July 25, 2015, the Company established the Long-Term Incentive Plan (“LTIP”) providing for the grant of performance share units (“PSUs”) to employees and officers selected by the Compensation Committee of the Board of Directors (the “Compensation Committee”). PSU awards are earned based on achievement against one or more performance metrics established by the Compensation Committee in respect of a specified performance period. Earned PSUs range from zero to a specified maximum percentage of a participant’s target award based on the performance of applicable performance metrics, and are also subject to vesting terms based on continued employment. The first performance period was settled at the beginning of the second quarter of 2018, with PSUs earned based on achievement of EBITDA metrics established by the Compensation Committee and total shareholder return relative to a peer group. The first vesting period ended March 31, 2018 (the “2015 Plan”) and earned and vested PSUs settled in one common share of the Company per vested PSU - issued to participants on April 30, 2018, except for certain PSUs settled in cash at fair market value to cover wage taxes or as substitute for share transfer restrictions. On August 2, 2016, the Compensation Committee established a consecutive LTIP (the “2016 Plan”) having consistent terms with those of the 2015 Plan. On March 31, 2019 the vesting period ended for the “2016 Plan” and earned and vested PSUs settled in one common share of the Company per vested PSU - issued to participants on April 30, 2019, except for certain PSUs settled in cash at fair market value to cover wage taxes or as substitute for share transfer restrictions. On July 31, 2017, the Compensation Committee established a consecutive LTIP (the “2017 Plan”), on July 12, 2018, the Compensation Committee established a consecutive LTIP (the “2018 Plan”) and on July 16, 2019 the Compensation Committee established a consecutive LTIP (the “2019 Plan”). The achievement metrics have changed for the 2019 Plan from EBTIDA performance to a 'return on capital employed' and a 'total shareholder return' target. All PSUs are granted under, and are subject to the terms and conditions of, the Company’s 2014 Omnibus Incentive Compensation Plan (the “Omnibus Plan”).
The following table summarizes the activity of our PSU's for the nine months ended September 30, 2019:

Period Granted	Performance Period	PSUs Outstanding at December 31, 2018	PSUs Granted	Performance based adjustment	PSUs Settled	PSUs Forfeited	PSUs Outstanding at September 30, 2019	Weighted Average Grant Date Fair Value
2016	2016 - 2019	677,607	—	299,499	(977,106)	—	—	$17.21
2017	2017 - 2020	467,349	—	—	—	(39,788)	427,561	$24.89
2018	2018 - 2021	450,034	—	—	—	(50,428)	399,606	$39.24
2019	2019 - 2022	—	331,102	—	—	(12,481)	318,621	$11.48
	Total	1,594,990	331,102	299,499	(977,106)	(102,697)	1,145,788

In addition the Company introduced in its 2019 Plan a tranche of restricted share units (“RSUs”) for its selected employees and officers while in prior Plans only PSUs were granted. RSUs vest by one-third on each of the first, second and third anniversary of the grant date. The RSUs are subject to certain further restrictions after vesting. Settlement of selected employees and officer RSUs is within 75 days following the third anniversary of the grant date. The following table summarizes the activity for the nine months ended September 30, 2019:

Period Granted	Vesting Period	RSUs Outstanding at December 31, 2018	RSUs Granted	Performance based adjustment	RSUs Settled	RSUs Forfeited	RSUs Outstanding at September 30, 2019	Weighted Average Grant Date Fair Value
2018	2018 - 2021	38,745	—	—	—	—	38,745	$25.81
2019	2019 - 2022	—	173,173	—	—	(6,146)	167,027	$14.74
	Total	38,745	173,173	—	—	(6,146)	205,772

Certain members of our Board of Directors receive compensation in form of restricted shares (“RSs”) in accordance with the 2014 Non-employee Director Plan. Under this plan 14,448 RSs are currently outstanding. The RSs will vest and become non-forfeitable on April 30, 2020, the first anniversary of the grant date.

For all types of share units (PSUs, RSUs and RSs) we recognized $2,025k and $3,552k of total stock-based compensation expense for the three months ended September 30, 2019 and 2018, respectively. We recognized $7,137k and $9,505k of total stock-based compensation expense related to outstanding grants for the nine months ended September 30, 2019 and 2018, respectively. At September 30, 2019, we had unrecognized compensation cost of $13.79 million, based on the target amounts, related to unvested PSUs, RSUs and RS, which is expected to be recognized over a weighted average period of 1 year, 6 months.
The closing price of the Company's shares and therefore the intrinsic value of one PSU, RSU or RS outstanding was $16.71 as of September 30, 2019 compared to $32.10 as of September 30, 2018. Total intrinsic value amounted to $22.6 million and $51.2 million as of September 30, 2019 and 2018, respectively.